Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	5 years 1 month 28 days	4 years 3 months	4 years 3 months
Risk-free interest rate	4.17%	4.11%	3.04%
Expected volatility	24.72%	25.38%	23.10%
Expected dividend yield	2.55%	3.15%	2.84%
Grant date fair value	$ 93.88	$ 67.32	$ 46.6